Basis of Preparation And Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2018
Basis of Preparation and Significant Accounting Policies [line items]
Working capital deficit		$ (43,323)
Increase/ decrease in voyage revenues	$ 233
Increase/ decrease in voyage expenses	$ 233